UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2013

Date of reporting period:	4/30/2012

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 3.9%
437,162	Precision Castparts Corp.	$ 77,102,262
201,693	TransDigm Group, Inc.*	25,437,521

		102,539,783

Auto Components — 1.7%
1,106,964	Lear Corp.	45,939,006

Biotechnology — 2.6%
500,613	Alexion Pharmaceuticals, Inc.*	45,215,366
321,859	Celgene Corp.*	23,469,958

		68,685,324

Capital Markets — 1.5%
336,434	Goldman Sachs Group, Inc. (The)	38,740,375

Chemicals — 2.8%
1,416,717	Mosaic Co.	74,830,992

Communications Equipment — 1.9%
786,259	QUALCOMM, Inc.	50,194,775

Computers & Peripherals — 7.2%
215,613	Apple, Inc.*	125,969,739
2,272,888	EMC Corp.*(a)	64,118,171

		190,087,910

Electronic Equipment & Instruments — 2.7%
10,550,911	Flextronics International Ltd.*	70,269,067

Energy Equipment & Services — 4.0%
757,950	Ensco PLC (United Kingdom), ADR	41,421,967
837,193	National Oilwell Varco, Inc.	63,425,742

		104,847,709

Food Products — 7.9%
1,152,477	Bunge Ltd.	74,334,766
1,853,877	Kraft Foods, Inc. (Class A Stock)	73,914,076
3,285,374	Tyson Foods, Inc. (Class A Stock)	59,958,076

		208,206,918

Healthcare Providers & Services — 2.8%
1,309,591	UnitedHealth Group, Inc.	73,533,535

Hotels, Restaurants & Leisure — 5.1%
4,139,431	International Game Technology	64,492,335
1,239,813	Starbucks Corp.	71,140,470

		135,632,805

Insurance — 2.5%
1,841,270	MetLife, Inc.	66,340,958

Internet & Catalog Retail — 2.5%
281,072	Amazon.com, Inc.*(a)	65,180,597

Internet Software & Services — 4.5%
453,701	Baidu, Inc. (China), ADR*	60,206,123
541,302	LinkedIn Corp. (Class A Stock)*(a)	58,704,202

		118,910,325

IT Services — 2.7%
156,298	MasterCard, Inc. (Class A Stock)	70,688,896

Media — 8.3%
2,579,340	Comcast Corp. (Class A Stock)	78,231,382
1,535,835	Liberty Global, Inc. (Series C Stock)*	73,612,572
1,449,523	Viacom, Inc. (Class B Stock)	67,243,372

		219,087,326

Metals & Mining — 4.7%
1,958,619	Freeport-McMoRan Copper & Gold, Inc.	75,015,108
5,521,230	Kinross Gold Corp.	49,415,008

		124,430,116

Oil, Gas & Consumable Fuels — 6.7%
950,074	Anadarko Petroleum Corp.	69,554,918
949,644	Southwestern Energy Co.*(a)	29,989,757
2,315,191	Suncor Energy, Inc.	76,493,911

		176,038,586

Personal Products — 2.6%
1,056,141	Estee Lauder Cos., Inc. (The) (Class A Stock)	69,018,814

Pharmaceuticals — 6.8%
699,041	Allergan, Inc.	67,107,936
451,440	Novo Nordisk A/S (Denmark), ADR(a)	66,370,709
467,611	Shire PLC (Ireland), ADR	45,620,129

		179,098,774

Software — 2.7%
448,153	Salesforce.com, Inc.*(a)	69,790,867

Specialty Retail — 2.7%
4,642,986	Staples, Inc.	71,501,984

Textiles, Apparel & Luxury Goods — 5.0%
902,589	Lululemon Athletica, Inc.*(a)	66,917,948
371,233	Ralph Lauren Corp.	63,952,309

		130,870,257

Wireless Telecommunication Services — 3.4%
7,612,585	MetroPCS Communications, Inc.*	55,571,871
2,460,732	NII Holdings, Inc.*(a)	34,437,944

		90,009,815

	TOTAL LONG-TERM INVESTMENTS (cost $2,119,627,028)	2,614,475,514

SHORT-TERM INVESTMENT — 6.3%
Affiliated Money Market Mutual Fund
167,329,720	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $167,329,720; includes $143,335,053 of cash collateral received for securities on loan)(b)(c)	167,329,720

	TOTAL INVESTMENTS — 105.5% (cost $2,286,956,748)(d)	2,781,805,234
	LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5%)	(145,216,013)

	NET ASSETS — 100.0%	$ 2,636,589,221

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $139,264,586; cash collateral of $143,335,053 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,305,663,063	$540,852,423	$(64,710,252)	$476,142,171

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,614,475,514	$—	$—
Affiliated Money Market Mutual Fund	167,329,720	—	—

Total	$2,781,805,234	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 21, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 21, 2012

*	Print the name and title of each signing officer under his or her signature.